MAXIM SERIES FUND, INC.

8515 East Orchard Road

Greenwood Village, CO 80111

June 8, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Maxim Series Fund, Inc.
Post-Effective Amendment No. 113 to Registration Statement on Form N-1A
File Nos. 2-75503, 811-03364

Commissioners:

Filed herewith is post-effective amendment no. 113 (“Amendment No. 113”) to the above-referenced registration statement filed on behalf of Maxim Series Fund, Inc. (the “Fund”) pursuant to Rule 485(b) under the Securities Act of 1933 (the “1933 Act”).

Amendment No. 113 reflects changes in response to comments of the Commission staff (“Staff”) on post-effective amendment No. 109 (“Amendment No. 109”) to the Fund’s registration statement, filed pursuant to Rule 485(a)(2) under the 1933 Act on March 25, 2011, and makes other changes described below. Amendment No. 109 was filed to add two new portfolios, Maxim American Century Growth Portfolio and Maxim Putnam Equity Income Portfolio, each of which is a series of the Fund.

I. RESPONSES TO STAFF COMMENTS

Set forth below is each Staff comment on Amendment No. 109, communicated by telephone to the Fund’s outside counsel on May 6, 2011, by Mr. Jason Fox of the Commission’s Office of Insurance Products, followed by the Fund’s response. Capitalized terms not defined in this letter have the meanings given them in the prospectuses.

Securities and Exchange Commission

June 8, 2011

Comment No. 1

Move the disclosure about the “investment objective and principal investment strategies are non-fundamental and can be changed by the Portfolio’s Board of Directors…” from Principal Investment Strategies in the summary section of both prospectuses (Item 4) to the non-summary section (Item 9).

Response

Comment complied with by deleting in the summary section of the Maxim Putnam Equity Income Portfolio, and including in that Portfolio’s non-summary section, disclosure about the “investment objective and principal investment strategies are non-fundamental and can be changed by the Fund’s Board of Directors.” Similar disclosure appears only in the non-summary section of the Maxim American Century Growth Portfolio prospectus.

Comment No. 2

In the Maxim American Century Growth Portfolio prospectus, there is no corresponding investment strategy disclosure for the “Foreign Securities Risk” and “Currency Risk” disclosure. Include corresponding investment strategy disclosure or delete the risk disclosure.

Response

Comment complied with by including, in the Principal Investment Strategy section of the Maxim American Century Growth Portfolio prospectus, disclosure on investing in securities of foreign companies, including companies located in emerging markets, and in foreign securities issued in the form of American Depository Receipts (ADRs). Corresponding ADR risk disclosure was added in the Principal Investment Risk section.

Comment No. 3

With regard to the Maxim Putnam Equity Income Portfolio prospectus, add the length of service of the portfolio manager. See table in Maxim American Century Growth Portfolio prospectus.

Response

Comment complied with by adding the length of service of the portfolio manager.

II. OTHER CHANGES MADE BY AMENDMENT

Securities and Exchange Commission

June 8, 2011

In addition to the changes referenced above, Amendment No. 113 makes other changes, including the following:

•	incorporates changes made to the Fund’s Statement of Additional Information previously included in Post-Effective Amendment Nos. 110 and 112, to the extent applicable; and

•	makes other clarifying and stylistic changes, all of which are non-material.

III. “TANDY” REPRESENTATIONS

The Fund hereby acknowledges as follows:

•	The Fund is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Comments by the Staff or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•

The Fund may not assert Staff comments as a defense to any action initiated by the Commission under the federal securities laws of the United States, except to the extent otherwise legally permissible.

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Please direct any question or comment regarding Amendment No. 113 to me at (303) 737-4675, or to Ann Furman or Chip Lunde at Jorden Burt LLP, (202) 965-8130 and (202) 965-8139, respectively.

Very truly yours,

/s/ Ryan L. Logsdon

Ryan L. Logsdon

Assistant Vice President, Counsel & Secretary

Maxim Series Fund, Inc.

Enclosures

cc:	Mr. Jason Fox, Office of Insurance Products, Division of Investment Management Ann B. Furman, Esq.

Securities and Exchange Commission

June 8, 2011

Chip Lunde, Esq.